Description of the Business (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of Organization and Business Operations
Cash and cash equivalents	$ 145,597		$ 90,626	$ 58,524
Cash inflow from operations	10,898	$ 27,832	27,553	(20,243)	$ (72,743)
Accumulated deficit	$ (362,553)		$ (346,818)	$ (357,154)